Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit Obligation [Abstract]
Defined benefit, contribution by company	$ 2.7	$ 1.5	$ 1.0